Segmental analysis - Constant currency balance sheet reconciliation (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of operating segments [line items]
Loans and advances to customers (net)	$ 981,722	$ 930,658	$ 938,257
Interests in associates and joint ventures	28,202	28,909	28,465
Total external assets	3,214,371	3,017,048	2,975,003
Customer accounts	1,718,604	1,654,955	1,593,834
Constant currency
Disclosure of operating segments [line items]
Loans and advances to customers (net)	981,722	974,647	972,779
Interests in associates and joint ventures	28,202	29,273	28,740
Total external assets	3,214,371	3,152,674	3,084,370
Customer accounts	$ 1,718,604	1,726,199	1,651,911
Currency translation
Disclosure of operating segments [line items]
Loans and advances to customers (net)		43,989	34,522
Interests in associates and joint ventures		364	275
Total external assets		135,626	109,367
Customer accounts		$ 71,244	$ 58,077